EMPLOYEE BENEFIT PLANS - Defined Contribution Plans (Details) - BRL (R$) R$ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Suzano Prev
Defined contribution plans
Maximum aggregate percentage of contribution by employee	12.00%
Employer contributions		R$ 9,388	R$ 5,993
Suzano Prev | Nominal salary less than 10 URS | Minimum
Defined contribution plans
Supplemental percentage an employee may choose to invest in pension plan	0.50%
Suzano Prev | Nominal salary less than 10 URS | Maximum
Defined contribution plans
Supplemental percentage an employee may choose to invest in pension plan	1.00%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS
Defined contribution plans
Percentage of contribution by the Company		0.50%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS | Minimum
Defined contribution plans
Percentage of contribution by the employee		1.00%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS | Maximum
Defined contribution plans
Percentage of contribution by the employee		6.00%
Suzano Prev, Basic Contribution 2 | Nominal salary less than 10 URS
Defined contribution plans
Percentage of contribution by the Company		0.50%
Percentage of contribution by the employee		0.00%
FUNSEJEM
Defined contribution plans
Employer contributions		R$ 5,071	R$ 9,920
FUNSEJEM | Minimum
Defined contribution plans
Percentage of contribution by the employee		0.50%
FUNSEJEM | Maximum
Defined contribution plans
Percentage of contribution by the employee		6.00%